Changes in capital accounts, detail (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Number of shares, beginning balance	79,998	146,662
Vested in Period	(66,664)	(66,664)
Number of shares, ending balance	13,334	79,998
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Weighted average grant date fair value, beginning balance	$ 12.50	$ 12.95
Vested in Period, Weighted Average Grant Date Fair Value	$ 13.50	$ 13.50
Weighted average grant date fair value, ending balance	$ 7.50	$ 12.50